LOANS AND ADVANCES TO CUSTOMERS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers
Amount recorded	R$ 36,478,523	R$ 34,849,384	R$ 32,216,964
Amount recovered	(9,841,746)	(4,672,395)	(5,870,896)
Expected loss on loans and advances	R$ 26,636,777	R$ 30,176,989	R$ 26,346,068